Condensed Financial Information of DHT Holdings, Inc. (parent company only), Profit/(Loss) Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit/(loss) reconciliation [Abstract]
Profit/(loss) of the parent company only under cost method of accounting	$ 256,746	$ 110,206	$ 77,563
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(75,356)	50,716	(16,107)
Profit/(loss) of the parent company only under equity method of accounting	$ 181,390	$ 160,922	$ 61,456